Net Loss Per Share (Details) - Schedule of basic and diluted net income/(loss) per share - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss available to shareholders of the Company - basic and diluted (in Yuan Renminbi)	¥ (384,299)	¥ (410,985)	¥ (219,404)
Denominator
Weighted average number of ordinary shares - basic	13,634,847	1,855,382	1,613,054
Effect of dilutive securities	(1,594,808)	339,353
Dilutive effect of non-vested shares	12,040,040	2,194,735	1,613,054
Denominator for diluted net loss per share
Net loss - basic (in Yuan Renminbi per share)	¥ (28.19)	¥ (221.51)	¥ (136.02)
Net loss - diluted (in Yuan Renminbi per share)	¥ (31.92)	¥ (187.26)	¥ (136.02)